DEBT (Details - Derivative liabilities)	3 Months Ended
Mar. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Derivative liability, beginning balance	$ (57,235)
Loss on issuance of debt	0
Issuance of convertible note - 1800 Diagonal Lending	0
Change in fair value	0
EMA settlement
Derivative liability, ending balance	$ (57,235)